PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2024 and December 31, 2023 consisted of the following:

	March 31, 2024	December 31, 2023

Software	$3,743	$3,743
Computer and office equipment	23,142	23,142
Furniture and fixtures	9,257	9,257
Trucks and tractors	4,131,319	4,131,319
Equipment	3,685,749	3,685,749
Leasehold improvements	126,555	126,555

Total undepreciated cost	7,979,765	7,979,765

Less: Accumulated depreciation	2,661,437	2,445,579

Property and equipment, net	$5,318,328	$5,534,186